Acquisitions and Divestitures (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 years number	Dec. 31, 2009 years number	Dec. 31, 2008 years number
Business Acquisitions Information
Accounts receivable	$ 93	$ 31	$ 146
Inventory	77	10	170
Other current assets	43		15
Marketable securities	380
Property, plant, and equipment	106	15	161
Purchased intangible assets	663	93	794
Purchased goodwill	980	(25)	1,392
Accounts payable and other liabilities, net of other assets	(164)	(21)	(304)
Interest bearing debt	(105)	(18)	(809)
Deferred tax asset/(liability)	(225)	(16)	(171)
Net assets acquired	1,848	69	1,394
Supplemental information:
Cash paid	2,105	73	1,459
Less: Cash acquired	275	4	65
Cash paid, net of cash acquired	1,830	69	1,394
Non-cash (financed liability)	18
Net assets acquired	1,848	69	1,394
Number of business combinations completed	10	4	18
Arizant Inc.
Business Acquisitions Information
Accounts receivable	15
Inventory	36
Other current assets	3
Property, plant, and equipment	38
Purchased intangible assets	362
Purchased goodwill	512
Accounts payable and other liabilities, net of other assets	(29)
Interest bearing debt	(31)
Deferred tax asset/(liability)	(141)
Net assets acquired	765
Supplemental information:
Cash paid	776
Less: Cash acquired	11
Cash paid, net of cash acquired	765
Net assets acquired	765
Attenti Holdings S. A.
Business Acquisitions Information
Accounts receivable	23
Inventory	5
Other current assets	7
Property, plant, and equipment	9
Purchased intangible assets	90
Purchased goodwill	122
Accounts payable and other liabilities, net of other assets	(12)
Interest bearing debt	(21)
Deferred tax asset/(liability)	(16)
Net assets acquired	207
Supplemental information:
Cash paid	227
Less: Cash acquired	20
Cash paid, net of cash acquired	207
Net assets acquired	207
Cogent Inc.
Business Acquisitions Information
Accounts receivable	34
Inventory	17
Other current assets	31
Marketable securities	380
Property, plant, and equipment	30
Purchased intangible assets	142
Purchased goodwill	295
Accounts payable and other liabilities, net of other assets	(88)
Deferred tax asset/(liability)	(47)
Net assets acquired	794
Supplemental information:
Cash paid	946
Less: Cash acquired	152
Cash paid, net of cash acquired	794
Net assets acquired	794
Other acquisitions
Business Acquisitions Information
Accounts receivable	21		70
Inventory	19		89
Other current assets	2		8
Property, plant, and equipment	29		83
Purchased intangible assets	69		377
Purchased goodwill	51		594
Accounts payable and other liabilities, net of other assets	(35)		(104)
Interest bearing debt	(53)		(125)
Deferred tax asset/(liability)	(21)		(121)
Net assets acquired	82		871
Supplemental information:
Cash paid	156		897
Less: Cash acquired	92		26
Cash paid, net of cash acquired	64		871
Non-cash (financed liability)	18
Net assets acquired	82		871
Aearo Holding Corp.
Business Acquisitions Information
Accounts receivable			76
Inventory			81
Other current assets			7
Property, plant, and equipment			78
Purchased intangible assets			417
Purchased goodwill			798
Accounts payable and other liabilities, net of other assets			(200)
Interest bearing debt			(684)
Deferred tax asset/(liability)			(50)
Net assets acquired			523
Supplemental information:
Cash paid			562
Less: Cash acquired			39
Cash paid, net of cash acquired			523
Net assets acquired			$ 523